Note 50 Profit Or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations [Line Items]
Net Gains Loss On Sales Of Real State		€ 102	€ 39	€ 116
Impairment Of Non Current Assets Held For Sale	[1]	(221)	(97)	(103)
Gains losses on sale of investments classified as non current assets held for sale	[2]	11	10	431
Gains losses on sale of equity instruments classified as non current assets held for sale		0	8	0
Total Profit Or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale		€ (108)	€ (40)	€ 444

[1]	(1) In 2022 it includes the closing of the transaction with Merlin Properties in which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by the BBVA Group (see Note 17). In 2021, it included the impairment due to the closure of owned offices and the decommissioning of facilities after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 21 and 24).
[2]	(2) The variation in year 2020 is mainly due to the transfer of half plus one share in BBVA Allianz Seguros y Reaseguros, S.A. (see Note 3).